RELATED PARTY BALANCES AND TRANSACTIONS - Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shanghai China Europe | Sales of services
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	¥ 282	¥ 219
Shanghai China Europe | Purchase of service
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	566	3,561
Suzhou Yunzheng | Sales of services
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction		40	¥ 57
Suzhou Yunzheng | Purchase of service
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	60	836	¥ 404
Shanghai Fenghe | Purchase of service
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	505
Shanghai Fenghe | Loan to related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction		2,000
Shanghai Fenghe | Collection of loan to a related party
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	2,000
Xiaoyan Lu | Advances for the Group's operation
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	1,329	1,943
Xiaoyan Lu | Collection of unused advances for the Group's operation
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	883	1,455
Yazhou Wu | Advances for the Group's operation
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction	¥ 3,510	3,300
Yazhou Wu | Collection of unused advances for the Group's operation
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amount of transaction		¥ 3,300